Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C

Monthly Servicing Report

Collection Period	May 2017
Distribution Date	06/15/17
Transaction Month	45
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:		$1,294,029,653.21

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%		September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%		June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%		February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%		March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%		March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%		March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%		January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$35,207,189.51	0.2967815	$23,122,581.21	0.1949134	$12,084,608.30
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$121,907,189.51	0.0949189	$109,822,581.21	0.0855096	$12,084,608.30

Weighted Avg. Coupon (WAC)	3.57%		3.59%
Weighted Avg. Remaining Maturity (WARM)	17.87		17.01
Pool Receivables Balance	$144,516,815.71		$132,058,995.56
Remaining Number of Receivables	25,964		24,899

Adjusted Pool Balance	$141,317,634.31		$129,233,026.01

III. COLLECTIONS

Principal:
Principal Collections	$12,272,514.25
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$182,279.10
Total Principal Collections	$12,454,793.35

Interest:
Interest Collections	$420,717.29
Late Fees & Other Charges	$36,976.37
Interest on Repurchase Principal	$-
Total Interest Collections	$457,693.66

Collection Account Interest	$6,041.06
Reserve Account Interest	$1,692.12
Servicer Advances	$-

Total Collections	$12,920,220.19

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Hyundai Auto Receivables Trust 2013-C

Monthly Servicing Report

Collection Period	May 2017
Distribution Date	06/15/17
Transaction Month	45
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$12,920,220.19
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$12,920,220.19

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$120,430.68	$-	$120,430.68	$120,430.68
	Collection Account Interest					$6,041.06
	Late Fees & Other Charges					$36,976.37
Total due to Servicer						$163,448.11

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$45,475.95		$45,475.95

	Total Class A interest:		$45,475.95		$45,475.95	$45,475.95

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

	Available Funds Remaining:					$12,525,019.05

9.	Regular Principal Distribution Amount:					$12,084,608.30

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$12,084,608.30
	Class A Notes Total:		$12,084,608.30		$12,084,608.30
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$12,084,608.30		$12,084,608.30

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					440,410.75

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,199,181.40
Beginning Period Amount	$3,199,181.40
Current Period Amortization	$373,211.85
Ending Period Required Amount	$2,825,969.55
Ending Period Amount	$2,825,969.55
Next Distribution Date Required Amount	$2,478,168.87

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Hyundai Auto Receivables Trust 2013-C

Monthly Servicing Report

Collection Period	May 2017
Distribution Date	06/15/17
Transaction Month	45
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	13.74%	15.02%	15.02%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.04%	24,411	96.90%	$127,960,990.43
30 - 60 Days	1.61%	400	2.56%	$3,376,818.11
61 - 90 Days	0.31%	78	0.49%	$645,568.97
91-120 Days	0.04%	10	0.06%	$75,618.05
121 + Days	0.00%	0	0.00%	$-
Total		24,899		$132,058,995.56

Delinquent Receivables 30+ Days Past Due
Current Period	1.96%	488	3.10%	$4,098,005.13
1st Preceding Collection Period	1.74%	451	2.72%	$3,932,547.98
2nd Preceding Collection Period	1.57%	425	2.53%	$3,964,832.62
3rd Preceding Collection Period	1.55%	439	2.44%	$4,178,363.84
Four-Month Average	1.71%		2.70%

Repossession in Current Period		18		$137,962.40
Repossession Inventory		48		$97,139.67

Current Charge-Offs
Gross Principal of Charge-Offs				$185,305.90
Recoveries				$(182,279.10)
Net Loss				$3,026.80

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.03%

Average Pool Balance for Current Period				$138,287,905.64

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.03%
1st Preceding Collection Period				-0.34%
2nd Preceding Collection Period				0.37%
3rd Preceding Collection Period				0.06%
Four-Month Average				0.03%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	19	2,214	$33,249,729.94
Recoveries	22	2,047	$(20,333,910.08)
Net Loss			$12,915,819.86
Cumulative Net Loss as a % of Initial Pool Balance			0.96%

Net Loss for Receivables that have experienced a Net Loss *	11	1,855	$13,012,295.73
Average Net Loss for Receivables that have experienced a Net Loss			$7,014.71

Principal Balance of Extensions			$508,084.24
Number of Extensions			60

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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